INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current
U.S. Federal
U.S. State
Foreign
Total current provision
Deferred
U.S. Federal
U.S. State
Foreign
Total deferred provision (benefit)
Total provision (benefit) for income taxes